Stockholders' Equity - Reconciliation of Warrant Liability Measured at Fair Value (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Change in common stock warrant value	$ (121)	$ (16,773)	$ (9,344)
Level 3 Inputs
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Beginning Balance	1,864	3,961	23,421
Initial fair value of common stock warrant related to February 2015 offering		14,693
Exercise of warrants		(17)	(10,116)
Change in common stock warrant value	(83)	(16,773)	(9,344)
Ending Balance	1,743	$ 1,864	$ 3,961
Level 3 Inputs | Expired March 2016 Warrants
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Change in common stock warrant value	$ (38)